PRINCIPAL ACCOUNTING POLICIES - Land use rights (Details)	12 Months Ended
Dec. 31, 2018
Minimum
Useful life	3 years
Maximum
Useful life	10 years
Land use rights | Minimum
Useful life	40 years
Land use rights | Maximum
Useful life	50 years